UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

          80 Arkay Drive Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period:  5/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2013
Shares		Value
	COMMON STOCK - 20.0%
	BIOTECHNOLOGY - 1.2%
443	Celgene Corp. *	$ 54,777

	CHEMICALS - 1.5%
775	Potash Corp. of Saskatchewan, Inc.	32,565
790	Sociedad Quimica y Minera de Chile SA - ADR	36,680
		69,245
	COAL - 1.2%
1,788	Peabody Energy Corp.	35,170
1,283	Walter Energy, Inc.	21,888
		57,058
	ENGINEERING & CONSTRUCTION - 2.6%
2,216	ABB Ltd. - ADR	48,287
1,447	KBR, Inc.	52,237
2,115	McDermott International, Inc. *	20,198
		120,722
	HAND MACHINE TOOLS - 1.1%
828	Lincoln Electric Holding, Inc.	49,514

	IRON/STEEL - 0.3%
666	Cliffs Natural Resources, Inc.	12,015

	MACHINERY-CONSTRUCTION & MINING - 0.6%
498	Joy Global, Inc.	26,932

	MACHINERY-DIVERSIFIED - 1.2%
499	Wabtec Corp.	54,895

	MINING - 1.0%
2,142	Cameco Corp.	46,417

	OIL & GAS - 4.1%
571	Anadarko Petroleum Corp.	49,945
827	Ensco PLC	49,761
6,187	Parker Drilling Co. *	27,594
812	Transocean Ltd.	40,787
827	Ultra Petroleum Corp. *	18,839
		186,926
	OIL & GAS SERVICES - 4.0%
362	Core Laboratories NV	49,869
512	Drill- Quip, Inc. *	46,310
474	Geospace Technologies Corp. *	41,172
671	Oceaneering International, Inc.	48,634
		185,985
	RETAIL - 1.2%
491	Tractor Supply Co.	54,982

	TOTAL COMMON STOCK (Cost - $927,593)	919,468

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013
Shares				Value
SHORT-TERM INVESTMENTS - 69.2%
MONEY MARKET FUND - 69.2%
3,187,192	HighMark Treasury Plus Money Market Fund, 0.00% **
	(Cost - $3,187,192)			$ 3,187,192

	TOTAL INVESTMENTS - 89.2% (Cost - $4,114,784) (a)			$ 4,106,660
	OTHER ASSETS LESS LIABILITIES - 10.8%			498,651
	NET ASSETS - 100.0%			$ 4,605,311

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,115,483 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 73,629
		Unrealized Depreciation:		(82,452)
		Net Unrealized Depreciation:		$ (8,823)

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on May 31, 2013.
ADR - American Depositary Receipt

SCHEDULE OF FINANCIAL FUTURES
LONG FUTURES CONTRACTS
No. of Contracts	Name	Expiration	Notional Value at May 31, 2013	Unrealized Appreciation
25	Gold 100 OZ Future	Aug-13	$ 3,482,500	$ 32,000
4	Mini Gold Future	Aug-13	184,287	813
	TOTAL LONG FUTURES CONTRACTS			$ 32,813

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's assets carried at fair value:

Assets*		Level 1	Level 2	Level 3	Total
Investments
Common Stocks *		$ 919,468	-	-	$ 919,468
Short-Term Investments		3,187,192	-	-	3,187,192
Total Investments		4,106,660	$ -	$ -	4,106,660
Futures Contracts		32,813			32,813
Total Assets		$ 4,139,473	$ -	$ -	$ 4,139,473

* Refer to the Consolidated Portfolio of Investments for industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Underlying Investments in other Investment Companies - The Fund currently invests a portion of its assets in HighMark Treasury Plus Money Market Fund.  The Fund may redeem its investments at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the HighMark Treasury Plus Money Market Fund..  The financial statements of the HighMark Treasury Plus Money Market Fund., including the portfolio of investments, can be found at the Funds website, www.highmarkfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of May 31, 2013, the percentage of the Fund’s net assets invested in the HighMark Treasury Plus Money Market Fund. was 69.2%.

Consolidation of Subsidiaries – AIS Tactical Asset Allocation Portfolio ("AIS") with AIS Fund Ltd ("AIS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AIS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AIS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AIS's investment objectives and policies.

AIS-CFC utilizes commodity based derivative products to facilitate AIS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AIS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AIS Prospectus.

A summary of the AIS's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at May 31, 2013		% of Fund Net Assets at May 31, 2013
AIS-CFC	5/3/2012		$496,095		10.77%

AIS Tactical Asset Allocation Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

Futures Contracts – The Fund is is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended May 31, 2013, the unrealized depreciation on Future contracts amounted to $32,813.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

       Kevin E. Wolf, President

Date

7/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

       Kevin E. Wolf, President

Date    7/29/13

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

7/29/13